Shareholder Fees - FidelityUSLowVolatilityEquityFund-PRO	Jun. 29, 2023 USD ($)
FidelityUSLowVolatilityEquityFund-PRO | Fidelity U.S. Low Volatility Equity Fund
Shareholder Fees:
(fees paid directly from your investment)	none